Mergers and Acquisitions - Additional Information (Detail)	Dec. 31, 2018
Alimentos y Bebidas del Atlntico
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of voting equity interests acquired	100.00%
Comercializadora y Distribuidora Los Volcanes S.A
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of voting equity interests acquired	100.00%
Montevideo Refrescos S R L
Disclosure of Detailed Information About Business Combination [Line Items]
Percentage of voting equity interests acquired	100.00%